Summary of Significant Accounting Policies - Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Fair Value Assets and Liabilities Measured on Recurring Basis [Line Items]
Short-term investments	¥ 100,368	$ 14,552	¥ 193,672
Fair Value, Recurring | Quoted Price in Active Markets for Identical assets (Level 1)
Fair Value Assets and Liabilities Measured on Recurring Basis [Line Items]
Short-term investments, Trading securities	80,368		129,946
Short-term investments, Held-to-maturity debt securities	0		0
Derivative assets			0
Derivative liabilities		0	0
Fair Value, Recurring | Significant Other Observable Inputs (Level 2)
Fair Value Assets and Liabilities Measured on Recurring Basis [Line Items]
Short-term investments, Trading securities	0		0
Short-term investments, Held-to-maturity debt securities	¥ 20,000		63,726
Derivative assets			¥ 2,446
Derivative Asset, Statement of Financial Position [Extensible Enumeration]			Assets
Derivative liabilities		$ 20,577	¥ 16,354
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Liabilities	Liabilities	Liabilities
Fair Value, Recurring | Significant Unobservable Inputs (Level 3)
Fair Value Assets and Liabilities Measured on Recurring Basis [Line Items]
Short-term investments, Trading securities	¥ 0		¥ 0
Short-term investments, Held-to-maturity debt securities	¥ 0		0
Derivative assets			0
Derivative liabilities		$ 0	¥ 0